UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814

13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams          Bethesda, Maryland          February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $257,537

                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-11159                Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL     DISCRETION    MNGRS  SOLE      SHRD NONE
--------------                --------------   -----       -------   -------   --- ----     ----------    -----  ----      ---- ----
ABERCROMBIE & FITCH CO        CL A            002896207   24,856     1,077,415  SH        SHARED-DEFINED   1     1,077,415
ARBITRON INC                   COM            03875Q108   4,295      323,394    SH        SHARED-DEFINED   1     323,394
BED BATH & BEYOND INC          COM            075896100   20,544     808,200    SH        SHARED-DEFINED   1     808,200
DELL INC                       COM            24702R101   14,221     1,388,733  SH        SHARED-DEFINED   1     1,388,733
HASBRO INC                     COM            418056107   16,924     580,200    SH        SHARED-DEFINED   1     580,200
HEIDRICK & STRUGGLES INTL IN   COM            422819102   34,464     1,600,000  SH        SHARED-DEFINED   1     1,600,000
NEWS CORP                     CL B            65248E203   21,048     2,197,052  SH        SHARED-DEFINED   1     2,197,052
NVR INC                        COM            62944T105   24,753     54,253     SH        SHARED-DEFINED   1     54,253
PIONEER NAT RES CO             COM            723787107   17,164     1,060,816  SH        SHARED-DEFINED   1     1,060,816
PIONEER NAT RES CO             COM            723787107   8,090      500,000       CALL   SHARED-DEFINED   1     500,000
RENAISSANCERE HOLDINGS LTD     COM            G7496G103   43,849     850,455    SH        SHARED-DEFINED   1     850,455
UNITEDHEALTH GROUP INC         COM            91324P102   20,676     777,300    SH        SHARED-DEFINED   1     777,300
VALERO ENERGY CORP NEW         COM            91913Y100   6,653      307,450    SH        SHARED-DEFINED   1     307,450

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